Cryptocurrencies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Interest income	$ 1,575	¥ 11,014	¥ 16,235	¥ 16,750
Cumulative realized gains		12	177
Unrealized gains/(loss)		¥ 347	1,815
Time Deposits [Member]
Schedule of Investments [Line Items]
Percentage of return on investment	2.70%	2.70%
Interest income		¥ 531	569
Structured Deposits [Member]
Schedule of Investments [Line Items]
Interest income		¥ 4,952	¥ 1,027
Structured Deposits [Member] | Minimum [Member]
Schedule of Investments [Line Items]
Percentage of return on investment	1.00%	1.00%
Structured Deposits [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Percentage of return on investment	2.00%	2.00%